Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Share
23. Earnings per Share:
Basic earnings per share is calculated as income (loss) available to common stockholders, divided by the weighted average number of common shares outstanding during the period. The weighted average number of common shares outstanding during the period for the computation of basic earnings per share excludes restricted stock awards that have legally been issued but are nonvested during the period, as the sale of these shares is prohibited pending satisfaction of certain vesting conditions by the award recipients in order to earn the rights to the shares (see Note 22 to these consolidated financial statements for further information regarding outstanding nonvested restricted stock awards).
Diluted earnings per share is calculated as income (loss) available to common stockholders, divided by the weighted average number of common and potential common shares outstanding during the period, if dilutive. Potential common shares reflect (1) unvested restricted stock awards and restricted stock units with service vesting conditions, (2) performance stock units with vesting conditions considered probable of achievement and (3) options to purchase common stock, all of which have been included in the diluted earnings per share calculation using the treasury stock method.
The reconciliation from basic to diluted weighted average shares outstanding is as follows:

	Years ended December 31,
	2020	2019	2018
Weighted average shares outstanding – Basic	135,528,977	134,389,667	133,380,567
Dilutive effect of unvested common shares and restricted stock units with service conditions, performance stock units considered probable of vesting and assumed stock option exercises and conversions	921,976	1,159,027	1,304,364

Weighted average shares outstanding – Diluted	136,450,953	135,548,694	134,684,931

Basic and diluted earnings per share are calculated as follows:

	Years ended December 31,
	2020	2019	2018
Numerator:
Net (loss) income attributable to Ecovyst Inc.	$(278,771)	$79,539	$58,300
Denominator:
Weighted average shares outstanding – Basic	135,528,977	134,389,667	133,380,567
Weighted average shares outstanding – Diluted	136,450,953	135,548,694	134,684,931
Net (loss) income per share:

Basic (loss) income per share	$(2.06)	$0.59	$0.44

Diluted (loss) income per share	$(2.04)	$0.59	$0.43

The table below presents the details of the Company’s weighted average equity-based awards outstanding during each respective year that were excluded from the calculation of diluted earnings per share:

	Years ended December 31,
	2020	2019	2018
Restricted stock awards with performance only targets not yet achieved	1,225,855	1,584,980	1,643,760
Stock options with performance only targets not yet achieved	507,461	558,283	586,253
Anti-dilutive restricted stock awards, restricted stock units and performance stock units	1,453,120	—	5,162
Anti-dilutive stock options	846,049	863,063	717,612
Restricted stock awards and stock options with performance only vesting conditions are not included in the dilution calculation, as the performance targets have not been achieved nor were probable of achievement as of the end of the respective periods. Certain stock options to purchase shares of common stock were excluded from the computation of diluted earnings per share for the respective periods, because the combination of the options’ exercise price and remaining unamortized stock-based compensation expense was greater than the average market price of the common shares. Anti-dilutive awards are not included in the dilution calculation, as their inclusion would have the effect of increasing diluted income per share.